General Information, Organization and Basis of Preparation - Summary of Condensed Separate Financial Statements (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statements [Line Items]
Total current assets	¥ 31,687	¥ 26,914
Total non-current assets	36,586	25,764
Total assets	68,273	52,678
Total current liabilities	(9,602)	(8,490)
Total non-current liabilities	(5,940)	(510)
Total liabilities	(15,542)	(9,000)
Total revenues	29,153	25,434	¥ 18,985
Profit for the year	4,176	3,977	1,832
Net cash (outflow)/inflow from operating activities	4,885	6,200	5,632
Net cash outflow from investing activities	(14,206)	(8,102)	(1,190)
Net cash outflow from financing activities	5,292	(31)	7,741
Cash and cash equivalents at beginning of the year	15,426	17,356	5,174
Cash and cash equivalents at end of the year	11,128	15,426	17,356
V I Es And Subsidiaries Of V I Es
Statements [Line Items]
Total current assets	10,700	9,303
Total non-current assets	7,394	5,824
Total assets	18,094	15,127
Total current liabilities	(6,986)	(6,446)
Total non-current liabilities	(393)	(425)
Total liabilities	(7,379)	(6,871)
Total revenues	29,094	25,379	18,966
Profit for the year	1,625	1,323	1,333
Net cash (outflow)/inflow from operating activities	1,222	(101)	(334)
Net cash outflow from investing activities	(1,099)	(185)	(1,244)
Net cash outflow from financing activities	(53)	(115)
Net (decrease)/increase in cash and cash equivalents	70	(401)	(1,578)
Cash and cash equivalents at beginning of the year	1,327	1,728	3,306
Cash and cash equivalents at end of the year	¥ 1,397	¥ 1,327	¥ 1,728